Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of the allowance for loan losses
Balance at beginning of period				$ 12,477				$ 11,652		$ 12,477	$ 11,652	$ 10,852
Additions:
Provision for loan losses	$ 400	$ 1,200	$ 900	3,300	$ 300	$ 450	$ 250	150		5,800	1,150	1,475
Deductions:
Loans charged off										509	793	1,041
Less recoveries on loans										(345)	(468)	(366)
Net loan charge-offs (recoveries)										164	325	675
Balance at end of period	18,113				12,477					18,113	12,477	11,652
Amount of PPP loans funded during the period		88,400	$ 88,400
Percentage credit guarantee from the SBA for the PPP loans									100.00%
Allowance for PPP loans		$ 0							$ 0
SBA PPA loans, net	65,100									65,100
Minimum
Deductions:
Expected repayment term of the SBA PPP loans									6 months
Maximum
Deductions:
Expected repayment term of the SBA PPP loans									12 months
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period				2,918				3,237		2,918	3,237	3,325
Additions:
Provision for loan losses										2,241	(168)	296
Deductions:
Loans charged off										207	295	484
Less recoveries on loans										(169)	(144)	(100)
Net loan charge-offs (recoveries)										38	151	384
Balance at end of period	5,121				2,918					5,121	2,918	3,237
SBA PPA loans, net	63,300									63,300
Residential real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				64				140		64	140	170
Additions:
Provision for loan losses										85	(126)	(44)
Deductions:
Loans charged off												48
Less recoveries on loans										(64)	(50)	(62)
Net loan charge-offs (recoveries)										(64)	(50)	(14)
Balance at end of period	213				64					213	64	140
Residential real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				2,118				2,071		2,118	2,071	1,689
Additions:
Provision for loan losses										568	195	516
Deductions:
Loans charged off										52	277	186
Less recoveries on loans										(45)	(129)	(52)
Net loan charge-offs (recoveries)										7	148	134
Balance at end of period	2,679				2,118					2,679	2,118	2,071
Commercial real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				369				757		369	757	807
Additions:
Provision for loan losses										106	(388)	(20)
Deductions:
Loans charged off												30
Net loan charge-offs (recoveries)												30
Balance at end of period	475				369					475	369	757
Commercial real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				6,547				4,914		6,547	4,914	4,437
Additions:
Provision for loan losses										2,838	1,618	457
Deductions:
Loans charged off										39	25	38
Less recoveries on loans										(8)	(40)	(58)
Net loan charge-offs (recoveries)										31	(15)	(20)
Balance at end of period	9,354				6,547					9,354	6,547	4,914
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period				381				334		381	334	345
Additions:
Provision for loan losses										35	138	150
Deductions:
Loans charged off										211	196	255
Less recoveries on loans										(59)	(105)	(94)
Net loan charge-offs (recoveries)										152	91	161
Balance at end of period	264				381					264	381	334
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				$ 80				$ 199		80	199	79
Additions:
Provision for loan losses										(73)	(119)	120
Deductions:
Balance at end of period	$ 7				$ 80					$ 7	$ 80	$ 199